Note 17 - Government Grants (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Government grants	$ 232,413	$ 229,694	$ 211,729
Current grants receivables	22,556	21,847	20,273
Total revenue	$ 2,776,768	3,195,221	4,925,735
Development of comprehensive, interactive phonetic English learning solution project [member]
Statement Line Items [Line Items]
Royalty percentage	2.50%
Payments for royalties	$ 0	0	0
Total revenue	$ 0	$ 0	$ 0
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Minimum threshold for the revenue of a period of three years for a grant liability to occur	15.00%	15.00%	15.00%
Total revenue	$ 1,688,571	$ 1,738,800	$ 1,971,121